SUMMARY OF RESTRICTED STOCK AWARD (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted			7,142
2014 and 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested number of RSA, Granted		0
Restricted Stock [Member] | 2014 and 2024 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Beginning Balance	488,611
Weighted-average grant price, Beginning Balance	$ 2.27
FMV on grant date, Beginning Balance	1,109,391
Vested number of RSA, Beginning Balance	448,011
Unvested number of RSA, Beginning Balance	40,600
Restricted stock awards, Granted	750,224
Weighted-average grant price, Granted	$ 1.88
FMV on grant date, Granted	1,407,613
Vested number of RSA, Granted	362,273
Unvested number of RSA, Granted	374,682
Restricted stock awards, Forfeited	(13,269)
Weighted-average grant price, Forfeited	$ 1.57
FMV on grant date, Forfeited	(20,832)
Vested number of RSA, Forfeited
Unvested number of RSA, Forfeited
Restricted stock awards, Ending Balance	1,225,566	488,611
Weighted-average grant price, Ending Balance	$ 2.04	$ 2.27
FMV on grant date, Ending Balance	2,496,172	1,109,391
Vested number of RSA, Ending Balance	810,284	448,011
Unvested number of RSA, Ending Balance	415,282	40,600
Restricted Stock [Member] | Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock awards, Beginning Balance	540,969	114,920
Weighted-average grant price, Beginning Balance	$ 2.24	$ 3.56
FMV on grant date, Beginning Balance	1,209,400	409,437
Vested number of RSA, Beginning Balance	430,325	96,041
Unvested number of RSA, Beginning Balance	110,644	18,879
Restricted stock awards, Granted		431,028
Weighted-average grant price, Granted		$ 1.89
FMV on grant date, Granted		813,717
Vested number of RSA, Granted		339,263
Unvested number of RSA, Granted		91,765
Restricted stock awards, Forfeited		(4,979)
Weighted-average grant price, Forfeited		$ 2.76
FMV on grant date, Forfeited		(13,754)
Vested number of RSA, Forfeited		(4,979)
Unvested number of RSA, Forfeited
Restricted stock awards, Ending Balance		540,969	114,920
Weighted-average grant price, Ending Balance		$ 2.24	$ 3.56
FMV on grant date, Ending Balance		1,209,400	409,437
Vested number of RSA, Ending Balance		430,325	96,041
Unvested number of RSA, Ending Balance		110,644	18,879